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VIA EDGAR
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May 2, 2000


Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Variable Annuity Account Four
         Anchor National Life Insurance Company
         File Nos. 33-86642 and 811-8874


Ladies and Gentlemen:


     Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 2000, for Variable Annuity Account Four (the "Separate Account") of Anchor National Life Insurance Company contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 9 under the Investment Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 21, 2000, via EDGAR.

     If you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6545.


Very truly yours,


/s/ MANDA GHAFERI


Manda Ghaferi
Staff Attorney